Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Haoxi is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

Haoxi HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, which WFOE and Haoxi BJ are subject to.

The provision for income tax consisted of the following:

	Years Ended June 30,
	2025	2024	2023
Current
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	270,744	443,582	220,653

Deferred
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	—	—	—
Income tax provision	$270,744	$443,582	$220,653

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended June 30,
	2025	2024	2023
PRC statutory tax rates (25%)	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdiction	(8.5)%	(0)	(6.5)%
Effective tax rate	16.5%	25%	18.5%

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2025	2024	2023
Net operating loss carry forwards	$142,115	$142,115		$142,115
Deferred tax assets, gross	142,115	142,115		142,115
Valuation allowance on net operating loss	(142,115)	(142,115)		(142,115)
Deferred tax assets	$—	$—	$

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $142,115 was recorded against the gross deferred tax asset balance as of June 30, 2023. The amount of the deferred tax asset is considered realizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss.

The tax payable consisted of the following:

	As of June 30,
	2025	2024	2023
VAT	$369,260	366,720	$75,133
Income tax	935,989	675,842	250,868
Other tax	2,021	1,796	2,092
Tax payable	$1,307,270	$1,044,357	$328,093